RECEIVABLES	12 Months Ended
Dec. 31, 2021
Schedule Of Amounts Receivable
RECEIVABLES

7. RECEIVABLES

	December 31, 2021	December 31, 2020
Trade accounts receivable	$951,314	$780,254
Corporate taxes receivable	182,820	-
GST receivable	272,993	$-
SR&ED receivable	-	30,537
	$1,407,127	$810,791